Segment Reporting - Schedule of Major Suppliers Purchases (Details) - USD ($)	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	$ 40,546,552		$ 25,943,353	$ 78,902,955
Supplier A [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]	4,722,466	10,562,686
Supplier B [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]	3,064,076	15,496,731
Supplier C [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]	2,964,493		[1]
Supplier D [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]	3,005,258		[1]
Supplier E [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	$ 17,194,330		$ 10,474,295		[1]

[1]	The purchase from this supplier is not over 10% of total purchase of the Company.